SUPPLEMENTARY DISCLOSURES - Key Management Personnel Costs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Wages & benefits paid	CAD 2.8	CAD 3.4
Bonus and other compensation paid	2.7	0.7
Share based compensation expense	1.3	7.6
Severance paid	0.0	0.6
Total	6.8	12.3
Directors
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Wages & benefits paid	0.6	0.6
Bonus and other compensation paid	0.0	0.0
Share based compensation expense	(0.6)	2.3
Severance paid	0.0	0.0
Total	0.0	2.9
Officers
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Wages & benefits paid	2.2	2.8
Bonus and other compensation paid	2.7	0.7
Share based compensation expense	1.9	5.3
Severance paid	0.0	0.6
Total	CAD 6.8	CAD 9.4